Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

February 28, 2021

XS7-QTLY-0421
1.968012.107

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMUNICATION SERVICES - 11.6%
Entertainment - 3.7%
Activision Blizzard, Inc.	446,328	$42,673,420
Electronic Arts, Inc.	77,754	10,416,703
NetEase, Inc. ADR	86,420	9,493,237
Netflix, Inc. (a)	159,229	85,800,547
Nintendo Co. Ltd.	8,330	5,094,401
Roku, Inc. Class A (a)	572,376	226,363,260
Sea Ltd. ADR (a)	360,285	84,915,572
Skillz, Inc. (b)	106,370	3,362,356
The Walt Disney Co. (a)	128,476	24,287,103
Zynga, Inc. (a)	211,200	2,354,880
		494,761,479
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	223,199	451,288,290
Class C (a)	127,143	258,972,491
Bumble, Inc.	62,000	4,173,220
Facebook, Inc. Class A (a)	755,130	194,536,591
IAC (a)	37,300	9,132,159
Kuaishou Technology Class B (c)	122,400	4,872,992
Match Group, Inc. (a)	10,153	1,551,886
Pinterest, Inc. Class A (a)	33,800	2,723,604
Snap, Inc. Class A (a)	424,881	27,897,686
Tencent Holdings Ltd.	90,190	7,846,261
Twitter, Inc. (a)	144,481	11,133,706
Zillow Group, Inc. Class C (a)(d)	140,700	22,699,131
		996,828,017
Media - 0.0%
Comcast Corp. Class A	42,610	2,246,399
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	614,453	73,715,926

TOTAL COMMUNICATION SERVICES		1,567,551,821

CONSUMER DISCRETIONARY - 21.7%
Auto Components - 0.1%
QuantumScape Corp. (b)	173,898	8,596,995
Automobiles - 2.5%
Lordstown Motors Corp. (a)	320,264	6,193,906
Neutron Holdings, Inc. (e)	438,358	6,488
Rad Power Bikes, Inc. (b)(e)	249,183	1,202,019
Tesla, Inc. (a)	468,885	316,731,818
XPeng, Inc. ADR (a)(d)	173,700	5,924,907
		330,059,138
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (d)	6,800	1,403,180
Chipotle Mexican Grill, Inc. (a)	10,570	15,241,940
Hyatt Hotels Corp. Class A	28,183	2,478,695
Marriott International, Inc. Class A	258,050	38,209,464
McDonald's Corp.	9,525	1,963,484
NeoGames SA	16,500	500,445
Penn National Gaming, Inc. (a)	566,000	65,531,480
Planet Fitness, Inc. (a)	16,032	1,380,195
Rush Street Interactive, Inc. (a)	313,400	4,867,102
Rush Street Interactive, Inc. (b)	102,555	1,592,679
Shake Shack, Inc. Class A (a)(d)	14,936	1,769,617
Starbucks Corp.	435,853	47,085,200
Vail Resorts, Inc.	44,400	13,727,592
Yum China Holdings, Inc.	131,012	7,839,758
		203,590,831
Household Durables - 0.8%
D.R. Horton, Inc.	273,910	21,055,462
KB Home	271,450	10,961,151
Lennar Corp. Class A	677,069	56,176,415
PulteGroup, Inc.	49,500	2,232,945
Toll Brothers, Inc.	334,100	17,847,622
		108,273,595
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	198,829	47,273,583
Amazon.com, Inc. (a)	250,818	775,762,517
Doordash, Inc.	1,400	237,286
Etsy, Inc. (a)	48,381	10,656,883
Farfetch Ltd. Class A (a)	103,250	6,802,110
JD.com, Inc. sponsored ADR (a)	383,629	36,011,254
Ocado Group PLC (a)	529,720	16,236,130
Ozon Holdings PLC ADR (d)	46,600	2,765,710
Pinduoduo, Inc. ADR (a)	22,000	3,765,520
Revolve Group, Inc. (a)	212,700	9,805,470
The Booking Holdings, Inc. (a)	16,472	38,355,217
The Honest Co., Inc. (a)(b)(e)	9,496	251,350
The RealReal, Inc. (a)	276,318	7,057,162
THG PLC	362,000	3,570,716
Wayfair LLC Class A (a)(d)	809,570	233,949,539
Zomato Pvt Ltd. (b)(e)	151	796,489
		1,193,296,936
Leisure Products - 0.3%
Peloton Interactive, Inc. Class A (a)	305,342	36,784,551
Multiline Retail - 0.4%
Dollar General Corp.	39,540	7,472,665
Dollar Tree, Inc. (a)	51,594	5,066,531
Ollie's Bargain Outlet Holdings, Inc. (a)(d)	386,689	31,971,447
Target Corp.	80,413	14,750,961
		59,261,604
Specialty Retail - 2.5%
Auto1 Group SE (c)	61,200	3,396,680
Carvana Co. Class A (a)	226,424	64,191,204
Cazoo Holdings Ltd. (b)(e)	48,980	725,039
Five Below, Inc. (a)	49,700	9,250,164
Floor & Decor Holdings, Inc. Class A (a)	226,700	21,556,903
Lowe's Companies, Inc.	422,823	67,545,974
MYT Netherlands Parent BV ADR (d)	35,900	1,037,151
RH (a)(d)	145,834	71,512,619
The Home Depot, Inc.	239,077	61,763,152
TJX Companies, Inc.	456,872	30,148,983
Williams-Sonoma, Inc.	55,900	7,339,111
		338,466,980
Textiles, Apparel & Luxury Goods - 4.8%
adidas AG	173,298	60,406,881
Allbirds, Inc. (a)(b)(e)	81,240	939,134
Canada Goose Holdings, Inc. (a)(d)	366,771	16,439,272
Deckers Outdoor Corp. (a)	72,370	23,600,581
Dr. Martens Ltd. (a)	1,018,300	6,999,844
lululemon athletica, Inc. (a)	1,250,180	389,656,102
NIKE, Inc. Class B	391,454	52,760,170
On Holding AG (b)(e)	288	5,606,196
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,871,479	68,496,131
Tory Burch LLC (a)(b)(e)(f)	248,840	18,401,718
Under Armour, Inc. Class C (non-vtg.) (a)	120,872	2,199,870
VF Corp.	25,599	2,025,649
		647,531,548

TOTAL CONSUMER DISCRETIONARY		2,925,862,178

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	3,958	4,071,634
Fever-Tree Drinks PLC	165,077	5,241,364
Keurig Dr. Pepper, Inc.	544,571	16,620,307
Monster Beverage Corp. (a)	528,335	46,356,113
PepsiCo, Inc.	70,664	9,129,082
The Coca-Cola Co.	782,107	38,315,422
		119,733,922
Food & Staples Retailing - 0.4%
Blink Health, Inc. Series A1 (b)(e)	8,589	280,345
Costco Wholesale Corp.	123,144	40,760,664
Kroger Co.	8,640	278,294
Performance Food Group Co. (a)	218,868	11,871,400
Walgreens Boots Alliance, Inc.	78,300	3,752,919
		56,943,622
Food Products - 0.4%
Archer Daniels Midland Co.	67,200	3,802,176
Beyond Meat, Inc. (a)(d)	14,100	2,051,268
Bunge Ltd.	289,454	22,166,387
Darling Ingredients, Inc. (a)	223,369	14,081,182
Freshpet, Inc. (a)	23,750	3,702,150
JDE Peet's BV	62,800	2,549,706
Laird Superfood, Inc.	84,300	3,327,321
Mondelez International, Inc.	23,117	1,228,900
		52,909,090
Household Products - 0.2%
Church & Dwight Co., Inc.	39,421	3,104,404
Colgate-Palmolive Co.	60,491	4,548,923
Procter & Gamble Co.	138,878	17,155,599
		24,808,926
Personal Products - 0.0%
Unilever PLC	7,236	375,896
Yatsen Holding Ltd. ADR	23,200	406,696
		782,592
Tobacco - 0.2%
Altria Group, Inc.	552,850	24,104,260
JUUL Labs, Inc. Class A (a)(b)(e)	13,297	1,019,880
Philip Morris International, Inc.	57,500	4,831,150
RLX Technology, Inc. ADR	106,800	1,870,068
		31,825,358

TOTAL CONSUMER STAPLES		287,003,510

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	513,400	11,207,522
Schlumberger Ltd.	489,900	13,673,109
		24,880,631
Oil, Gas & Consumable Fuels - 0.6%
EOG Resources, Inc.	22,600	1,459,056
Hess Corp.	714,006	46,788,813
Pioneer Natural Resources Co.	24,500	3,639,965
Reliance Industries Ltd.	948,431	26,755,716
Reliance Industries Ltd.	63,228	1,035,386
		79,678,936

TOTAL ENERGY		104,559,567

FINANCIALS - 1.7%
Banks - 0.9%
Bank of America Corp.	931,217	32,322,542
First Republic Bank	53,800	8,863,550
HDFC Bank Ltd. sponsored ADR (a)	322,122	25,492,735
JPMorgan Chase & Co.	316,223	46,538,539
Wells Fargo & Co.	378,900	13,704,813
		126,922,179
Capital Markets - 0.6%
Aspirational Consumer Lifestyle Corp. Class A (a)	8,600	93,998
B3 SA - Brasil Bolsa Balcao	1,296,400	12,561,029
BlackRock, Inc. Class A	43,897	30,486,467
Charles Schwab Corp.	472,651	29,172,020
Edelweiss Financial Services Ltd. (a)	613,687	573,124
Vesper Healthcare Acquisition Corp. Class A (a)	98,100	1,083,024
		73,969,662
Consumer Finance - 0.0%
Discover Financial Services	15,482	1,456,392
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(e)	419,242	2,255,522
AppHarvest, Inc. (b)	485,276	14,037,821
Coinbase, Inc. (a)(b)(e)	10,300	3,841,900
Decarbonization Plus Acquisition Corp. Class A (a)	19,800	233,046
Gemini Therapeutics, Inc. (b)	132,041	1,906,672
Gemini Therapeutics, Inc.	14,200	215,840
Nuvation Bio, Inc. (b)	423,184	3,820,082
		26,310,883

TOTAL FINANCIALS		228,659,116

HEALTH CARE - 17.0%
Biotechnology - 9.5%
4D Molecular Therapeutics, Inc.	39,100	1,641,418
AbbVie, Inc.	88,149	9,497,173
ACADIA Pharmaceuticals, Inc. (a)	1,379,671	67,562,489
ADC Therapeutics SA (a)	168,400	4,477,756
Akouos, Inc. (a)	216,200	4,403,994
Akouos, Inc. (c)	113,263	2,307,167
Alector, Inc. (a)(d)	175,860	3,197,135
Allovir, Inc. (a)	465,510	17,019,046
Alnylam Pharmaceuticals, Inc. (a)	816,831	120,972,671
ALX Oncology Holdings, Inc. (a)	24,200	1,943,018
Amgen, Inc.	157,404	35,403,308
Annexon, Inc. (a)	40,000	1,164,400
Arcutis Biotherapeutics, Inc. (a)	190,600	6,512,802
Argenx SE ADR (a)	132,960	43,967,213
Arrowhead Pharmaceuticals, Inc. (a)	22,259	1,773,152
Ascendis Pharma A/S sponsored ADR (a)	24,489	3,795,060
aTyr Pharma, Inc. (a)	92,079	400,544
Avidity Biosciences, Inc.	213,500	5,151,755
Axcella Health, Inc. (a)	560,401	3,194,286
BeiGene Ltd. ADR (a)	325,782	104,250,240
BioAtla, Inc.	176,719	9,383,779
Biogen, Inc. (a)	2,442	666,373
BioNTech SE ADR (a)(d)	135,402	14,762,880
BioXcel Therapeutics, Inc. (a)(d)	161,898	8,679,352
Bolt Biotherapeutics, Inc.	52,000	1,388,400
BridgeBio Pharma, Inc. (a)(d)	37,702	2,664,777
Burning Rock Biotech Ltd. ADR	10,300	370,697
C4 Therapeutics, Inc.	12,800	549,376
Calyxt, Inc. (a)	238,281	2,273,201
Cerevel Therapeutics Holdings (a)(d)	75,200	1,140,032
Cerevel Therapeutics Holdings (b)	317,700	4,816,332
ChemoCentryx, Inc. (a)	707,639	48,006,230
Cibus Corp. Series C (a)(b)(e)(f)	1,893,817	2,878,602
Codiak Biosciences, Inc.	189,968	2,923,608
Codiak Biosciences, Inc.	116,000	1,879,200
CRISPR Therapeutics AG (a)	10,100	1,269,469
Cullinan Oncology, Inc.	21,700	877,114
Cyclerion Therapeutics, Inc. (a)	59,847	229,812
Cyclerion Therapeutics, Inc. (a)(b)	150,550	578,112
Denali Therapeutics, Inc. (a)	74,374	5,340,053
Evelo Biosciences, Inc. (a)(d)	613,614	7,467,682
Exact Sciences Corp. (a)	32,639	4,442,821
Exelixis, Inc. (a)	41,373	896,139
Fate Therapeutics, Inc. (a)	535,316	48,028,552
Foghorn Therapeutics, Inc.	73,500	1,209,810
Foghorn Therapeutics, Inc.	78,183	1,222,548
Fusion Pharmaceuticals, Inc. (a)	81,380	950,518
Generation Bio Co.	518,560	18,108,115
Homology Medicines, Inc. (a)	45,549	489,196
Immunocore Holdings PLC	101,170	4,403,323
Immunocore Holdings PLC ADR	52,000	2,514,720
Inhibrx, Inc. (a)	113,900	2,895,338
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	7,022	1
Ionis Pharmaceuticals, Inc. (a)	1,699,834	89,071,302
Iovance Biotherapeutics, Inc. (a)	18,337	683,970
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	61,941	571,715
iTeos Therapeutics, Inc. (a)	42,000	1,746,360
Karuna Therapeutics, Inc. (a)(d)	385,399	48,159,459
Keros Therapeutics, Inc.	59,100	3,869,277
Kinnate Biopharma, Inc.	58,600	1,958,998
Kronos Bio, Inc. (d)	51,300	1,491,291
Kronos Bio, Inc.	59,071	1,631,334
Kura Oncology, Inc. (a)	38,600	1,080,800
Kymera Therapeutics, Inc. (a)	26,800	1,285,864
Lexicon Pharmaceuticals, Inc. (a)	568,422	4,086,954
Moderna, Inc. (a)	330,741	51,202,014
Morphic Holding, Inc. (a)	227,151	8,213,780
Novavax, Inc. (a)	123,600	28,580,028
Nuvation Bio Pvt, Inc.	678,953	6,128,909
Olema Pharmaceuticals, Inc.	49,900	1,992,008
ORIC Pharmaceuticals, Inc. (a)	153,948	4,987,915
Passage Bio, Inc.	127,790	2,302,776
Poseida Therapeutics, Inc. (a)	292,808	3,232,600
Poseida Therapeutics, Inc. (c)	214,051	2,363,123
Praxis Precision Medicines, Inc.	347,800	15,129,300
Prelude Therapeutics, Inc.	65,000	4,051,450
Protagonist Therapeutics, Inc. (a)	233,895	5,512,905
Prothena Corp. PLC (a)	165,105	3,685,144
PTC Therapeutics, Inc. (a)	146,730	8,378,283
Regeneron Pharmaceuticals, Inc. (a)	72,321	32,585,673
Relay Therapeutics, Inc. (a)	112,200	4,630,494
Repare Therapeutics, Inc.	20,800	684,320
Repligen Corp. (a)	29,900	6,350,461
Revolution Medicines, Inc.	194,760	8,896,637
Rigel Pharmaceuticals, Inc. (a)(d)	2,019,599	8,381,336
Rubius Therapeutics, Inc. (a)(d)	996,117	10,339,694
Sage Therapeutics, Inc. (a)	585,982	49,808,470
Sana Biotechnology, Inc.	12,000	368,880
Sarepta Therapeutics, Inc. (a)	32,637	2,841,377
Scholar Rock Holding Corp. (a)(d)	302,434	16,361,679
Seagen, Inc. (a)	9,100	1,375,101
Seer, Inc. (d)	213,283	10,286,639
Seres Therapeutics, Inc. (a)	913,626	17,395,439
Shattuck Labs, Inc.	257,739	10,644,621
Sigilon Therapeutics, Inc.	63,800	1,697,080
Silverback Therapeutics, Inc. (d)	320,885	15,421,733
Silverback Therapeutics, Inc.	34,299	1,483,569
Springworks Therapeutics, Inc. (a)	254,600	21,908,330
Spruce Biosciences, Inc.	40,900	854,810
Stoke Therapeutics, Inc. (a)	16,200	970,218
Syros Pharmaceuticals, Inc. (a)	702,838	5,903,839
Syros Pharmaceuticals, Inc. (a)(c)	301,001	2,528,408
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	71,357
Taysha Gene Therapies, Inc.	191,824	4,908,776
Taysha Gene Therapies, Inc.	85,584	2,080,590
TG Therapeutics, Inc. (a)	183,200	8,018,664
Translate Bio, Inc. (a)	383,299	8,946,199
Turning Point Therapeutics, Inc. (a)	19,190	2,262,693
Twist Bioscience Corp. (a)	19,300	2,656,452
Ultragenyx Pharmaceutical, Inc. (a)	13,752	1,946,458
uniQure B.V. (a)	192,006	7,046,620
UNITY Biotechnology, Inc. (a)(d)	384,307	2,617,131
Vaxcyte, Inc.	238,380	5,616,233
Vertex Pharmaceuticals, Inc. (a)	32,793	6,970,152
Vor Biopharma, Inc.	92,011	3,723,133
Vor Biopharma, Inc. (a)	59,700	2,684,112
Xencor, Inc. (a)	260,862	12,852,671
Yumanity Therapeutics, Inc. (b)	19,530	347,048
Yumanity Therapeutics, Inc.	73,696	1,178,620
Zai Lab Ltd. ADR (a)	198,386	29,265,903
Zentalis Pharmaceuticals, Inc.	73,160	3,075,646
		1,281,325,614
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	76,901	9,211,202
Danaher Corp.	199,633	43,853,381
DexCom, Inc. (a)	112,621	44,798,381
Genmark Diagnostics, Inc. (a)	249,501	4,877,745
Insulet Corp. (a)	397,483	102,987,845
Intuitive Surgical, Inc. (a)	60,841	44,827,649
Novocure Ltd. (a)	703,007	104,818,344
Outset Medical, Inc.	103,361	5,146,344
Outset Medical, Inc.	168,553	7,972,641
Penumbra, Inc. (a)	89,252	25,385,946
Presbia PLC (a)(e)	454,926	4,549
Pulmonx Corp.	900	51,147
Shockwave Medical, Inc. (a)	264,367	30,867,491
		424,802,665
Health Care Providers & Services - 1.1%
1Life Healthcare, Inc. (a)	234,700	11,150,597
Alignment Healthcare Partners unit (b)(e)	233,968	4,380,349
Centene Corp. (a)	151,190	8,850,663
Clover Health Investments Corp. (b)	202,600	1,904,440
Clover Health Investments Corp. Class B	509,299	4,308,670
CVS Health Corp.	81,100	5,525,343
Humana, Inc.	13,943	5,293,460
Oak Street Health, Inc. (a)	231,856	12,295,324
Progyny, Inc. (a)	55,800	2,348,622
Signify Health, Inc.	33,100	1,092,962
UnitedHealth Group, Inc.	282,854	93,969,756
		151,120,186
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	549,960	934,932
GoodRx Holdings, Inc.	35,900	1,598,268
		2,533,200
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	204,701	36,434,731
10X Genomics, Inc. Class B (c)	640,857	114,066,137
AbCellera Biologics, Inc. (d)	8,800	331,848
Adaptive Biotechnologies Corp. (a)	22,517	1,273,787
Berkeley Lights, Inc. (a)	500	30,985
Bruker Corp.	63,723	3,885,829
Nanostring Technologies, Inc. (a)	108,634	7,581,567
Sartorius Stedim Biotech	5,600	2,445,918
Seer, Inc.	156,157	6,778,307
Seer, Inc. Class A (b)	75,433	3,638,134
Sotera Health Co.	16,300	426,245
Thermo Fisher Scientific, Inc.	52,474	23,617,498
WuXi AppTec Co. Ltd. (H Shares) (c)	222,900	4,646,833
Wuxi Biologics (Cayman), Inc. (a)(c)	1,700,810	21,071,201
		226,229,020
Pharmaceuticals - 1.5%
Adimab LLC (a)(b)(e)(f)	762,787	38,740,045
Arvinas Holding Co. LLC (a)	36,400	2,850,120
Atea Pharmaceuticals, Inc. (d)	673,430	50,749,685
Bristol-Myers Squibb Co.	102,565	6,290,311
Dragonfly Therapeutics, Inc. (a)(b)(e)	126,113	3,487,024
Fulcrum Therapeutics, Inc. (a)(d)	169,855	2,141,872
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	496,400	2,527,935
Harmony Biosciences Holdings, Inc. (c)	9,716	344,627
Harmony Biosciences Holdings, Inc. (a)	433,507	15,376,493
Intra-Cellular Therapies, Inc. (a)	882,209	31,256,665
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	35,976	565,602
Kaleido Biosciences, Inc. (a)	483,072	4,313,833
Nektar Therapeutics (a)	475,322	10,785,056
OptiNose, Inc. (a)	678,975	2,634,423
Pharvaris BV	38,100	1,447,419
Pliant Therapeutics, Inc.	154,336	5,106,978
Royalty Pharma PLC (a)(b)(e)	2,548	0
Royalty Pharma PLC	70,700	3,292,499
Royalty Pharma PLC (c)	326,720	15,215,350
Sienna Biopharmaceuticals, Inc. (a)	595,618	11,912
Stemcentrx, Inc. rights 12/31/21 (a)(e)	568,100	6
Theravance Biopharma, Inc. (a)	501,245	8,305,630
UCB SA	22,100	2,198,242
		207,641,727

TOTAL HEALTH CARE		2,293,652,412

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	12,960	2,144,750
Space Exploration Technologies Corp. Class A (a)(b)(e)	137,569	57,777,604
The Boeing Co.	17,336	3,675,405
		63,597,759
Air Freight & Logistics - 0.3%
FedEx Corp.	76,300	19,418,350
United Parcel Service, Inc. Class B	125,884	19,868,272
		39,286,622
Airlines - 1.7%
Delta Air Lines, Inc.	799,390	38,322,757
JetBlue Airways Corp. (a)	1,960,414	36,130,430
Ryanair Holdings PLC sponsored ADR (a)	46,378	4,986,563
Southwest Airlines Co.	1,116,437	64,898,483
Spirit Airlines, Inc. (a)	288,033	10,334,624
United Airlines Holdings, Inc. (a)	437,625	23,054,085
Wheels Up Partners Holdings LLC Series B (a)(b)(f)	3,649,665	15,620,566
Wizz Air Holdings PLC (a)(c)	441,083	32,630,844
		225,978,352
Building Products - 0.2%
Carrier Global Corp.	51,200	1,870,336
Resideo Technologies, Inc. (a)	123,100	2,956,862
The AZEK Co., Inc.	67,460	2,975,661
Trane Technologies PLC	139,222	21,334,379
		29,137,238
Electrical Equipment - 0.3%
AMETEK, Inc.	30,707	3,622,505
Eaton Corp. PLC	39,224	5,106,573
Emerson Electric Co.	106,649	9,161,149
Generac Holdings, Inc. (a)	50,800	16,741,648
Rockwell Automation, Inc.	24,600	5,984,688
Shoals Technologies Group, Inc.	87,400	2,850,988
		43,467,551
Industrial Conglomerates - 0.3%
3M Co.	98,980	17,327,439
Honeywell International, Inc.	84,183	17,034,430
		34,361,869
Machinery - 0.9%
Caterpillar, Inc.	112,360	24,256,277
Cummins, Inc.	41,600	10,533,120
Deere & Co.	131,252	45,822,698
Fortive Corp.	89,608	5,897,999
Illinois Tool Works, Inc.	44,953	9,088,598
Ingersoll Rand, Inc. (a)	52,144	2,416,353
Nikola Corp. (a)(d)	187,621	3,395,940
Xylem, Inc.	198,917	19,804,177
		121,215,162
Professional Services - 0.0%
CoStar Group, Inc. (a)	1,628	1,341,081
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	85,362	4,741,859
CSX Corp.	78,100	7,150,055
Kansas City Southern	31,200	6,625,008
Lyft, Inc. (a)	340,268	18,952,928
Uber Technologies, Inc. (a)	1,236,604	63,994,257
Union Pacific Corp.	254,261	52,367,596
		153,831,703

TOTAL INDUSTRIALS		712,217,337

INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	6,833	1,912,147
Ciena Corp. (a)	409,297	21,353,024
Infinera Corp. (a)(d)	2,637,275	25,911,227
Lumentum Holdings, Inc. (a)	70,080	6,307,200
		55,483,598
Electronic Equipment & Components - 0.3%
908 Devices, Inc.	32,000	1,702,080
Arlo Technologies, Inc. (a)	223,011	1,552,157
II-VI, Inc. (a)	211,990	17,870,757
TE Connectivity Ltd.	2,741	356,412
Trimble, Inc. (a)	186,600	13,834,524
Vontier Corp. (a)	19,163	601,718
		35,917,648
IT Services - 6.6%
Accenture PLC Class A	25,500	6,397,950
Actua Corp. (a)(e)	562,258	28,113
Affirm Holdings, Inc. (d)	12,900	1,200,474
BigCommerce Holdings, Inc. (a)(d)	11,100	656,121
Black Knight, Inc. (a)	77,470	5,941,174
IBM Corp.	5,395	641,627
MasterCard, Inc. Class A	303,049	107,233,889
MongoDB, Inc. Class A (a)	4,841	1,868,287
Nuvei Corp. (a)(c)	31,800	1,655,190
Okta, Inc. (a)	35,481	9,276,507
PayPal Holdings, Inc. (a)	835,727	217,163,661
Riskified Ltd. (a)(b)(e)	196,150	2,255,725
Riskified Ltd. warrants (a)(b)(e)	1,301	1
Shopify, Inc. Class A (a)	263,549	341,443,614
Snowflake Computing, Inc.	6,200	1,609,148
Snowflake Computing, Inc.:
Class B	5,944	1,465,570
Class B (c)	1,981	514,149
Square, Inc. (a)	274,685	63,185,791
TELUS International, Inc.	46,600	1,357,458
Twilio, Inc. Class A (a)	1,100	432,168
Visa, Inc. Class A	533,612	113,333,853
Wix.com Ltd. (a)	23,068	8,040,813
Worldline SA (a)(c)	61,100	5,440,551
		891,141,834
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	1,118,193	94,498,490
Applied Materials, Inc.	349,785	41,341,089
Array Technologies, Inc.	45,400	1,683,432
ASML Holding NV	71,085	40,311,593
Broadcom, Inc.	27,125	12,745,224
Cirrus Logic, Inc. (a)	338,066	27,647,037
Cree, Inc. (a)	56,029	6,357,050
First Solar, Inc. (a)	117,200	9,495,544
Intel Corp.	54,262	3,298,044
KLA Corp.	40,886	12,724,950
Marvell Technology Group Ltd.	592,441	28,603,051
Micron Technology, Inc. (a)	363,031	33,228,227
NVIDIA Corp.	1,609,935	883,178,132
Qualcomm, Inc.	173,509	23,630,191
Silicon Laboratories, Inc. (a)	603,889	94,049,673
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	233,768	29,440,742
Teradyne, Inc.	52,250	6,719,873
Texas Instruments, Inc.	114,994	19,810,016
Xilinx, Inc.	25,100	3,270,530
		1,372,032,888
Software - 10.2%
2U, Inc. (a)(d)	52,309	2,073,006
Adobe, Inc. (a)	166,712	76,632,505
Agora, Inc. ADR (a)(d)	4,800	292,176
Atlassian Corp. PLC (a)	15,326	3,642,990
Autodesk, Inc. (a)	124,442	34,345,992
Avalara, Inc. (a)	20,104	3,155,122
Bill.Com Holdings, Inc. (a)	4,800	792,048
BTRS Holdings, Inc. (b)	132,061	2,231,831
Cloudflare, Inc. (a)	1,244,081	92,024,672
Coupa Software, Inc. (a)	12,804	4,433,513
Crowdstrike Holdings, Inc. (a)	28,433	6,141,528
Datadog, Inc. Class A (a)	9,630	918,798
DocuSign, Inc. (a)	12,191	2,763,212
Elastic NV (a)	41,394	5,562,940
Epic Games, Inc. (b)(e)	11,800	6,785,000
HubSpot, Inc. (a)	109,917	56,607,255
Intuit, Inc.	72,594	28,321,823
JFrog Ltd. (d)	13,500	722,115
Lightspeed POS, Inc.	84,700	5,795,174
LivePerson, Inc. (a)	176,844	11,604,503
Medallia, Inc. (a)(d)	44,729	1,805,710
Microsoft Corp.	2,319,236	538,944,062
Nutanix, Inc. Class A (a)	2,608,357	78,994,092
Oracle Corp.	345,304	22,275,561
Paycom Software, Inc. (a)	11,800	4,416,032
Paylocity Holding Corp. (a)	15,897	3,039,347
Qualtrics International, Inc.	5,800	220,400
RingCentral, Inc. (a)	8,642	3,268,059
Salesforce.com, Inc. (a)	1,434,984	310,674,036
Slack Technologies, Inc. Class A (a)	47,200	1,931,896
The Trade Desk, Inc. (a)	1,800	1,449,702
Workday, Inc. Class A (a)	20,432	5,009,518
Zendesk, Inc. (a)	188,795	27,590,501
Zoom Video Communications, Inc. Class A (a)	52,353	19,559,604
Zscaler, Inc. (a)	61,265	12,561,163
		1,376,585,886
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	6,774,728	821,503,517
Pure Storage, Inc. Class A (a)	1,558,058	36,427,396
Samsung Electronics Co. Ltd.	92,763	6,787,386
		864,718,299

TOTAL INFORMATION TECHNOLOGY		4,595,880,153

MATERIALS - 1.0%
Chemicals - 0.3%
Albemarle Corp. U.S.	9,000	1,414,890
Corteva, Inc.	687,900	31,058,685
Dow, Inc.	63,059	3,740,029
DuPont de Nemours, Inc.	157,046	11,043,475
The Mosaic Co.	41,800	1,228,920
		48,485,999
Containers & Packaging - 0.2%
Ball Corp.	195,700	16,710,823
Sealed Air Corp.	141,000	5,907,900
		22,618,723
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	568,600	10,611,543
Freeport-McMoRan, Inc.	1,411,500	47,863,965
Rio Tinto PLC sponsored ADR	79,100	6,913,340
		65,388,848

TOTAL MATERIALS		136,493,570

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	50,198	10,849,294
Simon Property Group, Inc.	87,300	9,857,916
		20,707,210
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)(d)	188,000	12,000,040

TOTAL REAL ESTATE		32,707,250

TOTAL COMMON STOCKS
(Cost $3,992,945,715)		12,884,586,914

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series B (a)(b)(e)	2,961,147	4,234,440
Series C (a)(b)(e)	1,339,018	1,914,796
Series D (a)(b)(e)	1,344,355	1,922,428
		8,071,664
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (b)(e)	32,487	156,712
Series C (b)(e)	127,831	616,636
Rivian Automotive, Inc.:
Series E (b)(e)	625,451	23,047,869
Series F (b)(e)	232,868	8,581,186
		32,402,403
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(e)(f)	23,686	4,761,999
Topgolf International, Inc. Series F (a)(b)	234,069	5,484,237
		10,246,236
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc.:
Series H (b)(e)	13,904	1,738,000
Series I (b)(e)	6,341	792,625
Reddit, Inc. Series B (a)(b)(e)	37,935	1,611,259
The Honest Co., Inc.:
Series C (a)(b)(e)	22,157	674,446
Series D (a)(b)(e)	19,064	580,297
Zomato Pvt Ltd.:
Series B (b)(e)	6	31,649
Series E (b)(e)	40,194	21
Series G (b)(e)	41	216,265
Series J7 (b)(e)	310	1,635,176
Series K (b)(e)	492	2,595,182
		9,874,920
Specialty Retail - 0.0%
Fanatics, Inc. Series E (b)(e)	127,722	2,208,313
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(b)(e)	32,065	370,671
Series B (a)(b)(e)	5,635	65,141
Series C (a)(b)(e)	53,835	622,333
Series D (a)(b)(e)	62,760	725,506
Series Seed (a)(b)(e)	99,244	1,147,261
Freenome, Inc. Series C (b)(e)	190,858	1,498,235
		4,429,147
TOTAL CONSUMER DISCRETIONARY		59,161,019
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(b)(e)	182,443	5,954,940
Sweetgreen, Inc.:
Series C (a)(b)(e)	1,331	17,503
Series D (a)(b)(e)	21,414	281,594
Series H (a)(b)(e)	168,337	2,213,632
Series I (a)(b)(e)	50,469	663,667
		9,131,336
Food Products - 0.0%
Agbiome LLC Series C (a)(b)(e)	338,565	2,144,369
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(e)	6,648	509,902
TOTAL CONSUMER STAPLES		11,785,607
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B (a)(b)(e)	198,234	2,121,104
Series C (b)(e)	115,792	1,238,974
Sonder Holdings, Inc.:
Series D1 (b)(e)	265,415	2,857,697
Series E (b)(e)	420,126	4,523,455
		10,741,230
HEALTH CARE - 0.3%
Biotechnology - 0.2%
23andMe, Inc. Series F (a)(b)	164,720	3,786,542
Adagio Theraputics, Inc.:
Series A (b)(e)	90,362	6,259,376
Series B (b)(e)	28,136	1,948,981
Ambrx, Inc.:
Series A (b)(e)	238,688	491,697
Series B (b)(e)	214,819	442,527
Element Biosciences, Inc. Series B (a)(b)(e)	250,956	1,887,189
EQRx, Inc. Series B (b)(e)	1,415,792	4,700,429
Inscripta, Inc. Series D (b)(e)	308,833	1,646,080
Intarcia Therapeutics, Inc. Series EE (a)(b)(e)	116,544	2,117,604
National Resilience, Inc. Series B (b)(e)	251,448	3,434,780
		26,715,205
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (b)(e)	1,136,853	1,154,861
Health Care Providers & Services - 0.1%
Conformal Medical, Inc. Series C (b)(e)	240,750	1,052,078
Oscar Health, Inc. Series A-8 (a)(b)(e)	783,663	7,807,141
Scorpion Therapeutics, Inc. Series B (b)(e)	242,077	585,688
		9,444,907
Health Care Technology - 0.0%
PrognomIQ, Inc.:
Series A5 (b)(e)	83,544	279,037
Series B (b)(e)	198,721	663,728
		942,765
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(b)(e)	4,910	3,216,983
Series C (a)(b)(e)	2,570	1,683,838
Nohla Therapeutics, Inc. Series B (a)(b)(e)	3,126,919	31
Vera Therapeutics, Inc. Series C (b)(e)	631,285	486,089
		5,386,941
TOTAL HEALTH CARE		43,644,679
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series G (a)(b)(e)	53,937	22,653,001
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(b)(e)	1,527,000	290,130
TOTAL INDUSTRIALS		22,943,131
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (b)(e)	167,386	1,338,418
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(e)	814,561	903,091
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(b)(e)	209,665	6,567
ByteDance Ltd. Series E1 (b)(e)	84,766	9,288,165
Riskified Ltd.:
Series D (b)(e)	34,100	392,150
Series E (a)(b)(e)	155,000	1,782,500
		11,469,382
Software - 0.3%
Bird Rides, Inc. (b)(e)	200,125	1,048,655
Bird Rides, Inc.:
Series C1 (b)(e)	117,022	613,195
Series D (b)(e)	104,900	549,676
Databricks, Inc. Series G (b)(e)	17,742	3,146,861
Dataminr, Inc. Series D (a)(b)(e)	442,241	6,943,184
Jet.Com, Inc. Series B1 (Escrow) (a)(b)(e)	2,105,094	21
Nuvia, Inc. Series B (b)(e)	239,670	1,761,575
Taboola.Com Ltd. Series E (a)(b)	331,426	8,418,220
UiPath, Inc.:
Series A1 (a)(b)(e)	156,981	9,776,111
Series B1 (a)(b)(e)	7,821	487,059
Series B2 (a)(b)(e)	38,946	2,425,392
		35,169,949
TOTAL INFORMATION TECHNOLOGY		48,880,840

TOTAL CONVERTIBLE PREFERRED STOCKS		205,228,170

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (b)(e)	5,678,726	84,045
Waymo LLC Series A2 (b)(e)	10,731	921,441
		1,005,486
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (b)(e)	1,599	23,670
Series B (b)(e)	27,995	414,403
Series C (b)(e)	568	8,408
Series D (b)(e)	100,010	1,480,423
		1,926,904
TOTAL CONSUMER DISCRETIONARY		2,932,390
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(e)	13,511	8,852,272
Faraday Pharmaceuticals, Inc. Series B (a)(b)(e)	219,824	455,036
		9,307,308

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,239,698

TOTAL PREFERRED STOCKS
(Cost $171,756,190)		217,467,868
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(e)	857,900	857,900
4% 6/12/27 (b)(e)	25,455	25,455
TOTAL CONVERTIBLE BONDS
(Cost $883,355)		883,355

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (b)(e)	614,446	781,575
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(e)(g)	1,612,660	1,612,660

TOTAL HEALTH CARE		2,394,235

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(e)	346,804	346,804
TOTAL PREFERRED SECURITIES
(Cost $2,573,910)		2,741,039
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.07% (h)	380,219,213	380,295,257
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	204,407,669	204,428,110
TOTAL MONEY MARKET FUNDS
(Cost $584,723,367)		584,723,367
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $4,752,882,537)		13,690,402,543
NET OTHER ASSETS (LIABILITIES) - (1.4)%(j)		(183,741,984)
NET ASSETS - 100%		$13,506,660,559

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,739	March 2021	$331,209,940	$(9,059,150)	$(9,059,150)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $435,169,272 or 3.2% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,581,187 or 1.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) Includes $19,129,000 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,287,005
Adagio Theraputics, Inc. Series A	7/15/20	$722,896
Adagio Theraputics, Inc. Series B	11/4/20	$1,595,874
Adimab LLC	9/17/14 - 6/5/15	$11,625,172
Agbiome LLC Series C	6/29/18	$2,144,369
Alignment Healthcare Partners unit	2/28/20	$2,835,368
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allbirds, Inc. Series D	12/23/19	$808,713
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$997,616
Ambrx, Inc. Series A	11/6/20	$373,112
Ambrx, Inc. Series B	11/6/20	$373,112
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppHarvest, Inc.	1/29/21	$4,852,760
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Bird Rides, Inc.	2/12/21	$1,048,211
Bird Rides, Inc. Series C1	12/21/18	$1,374,482
Bird Rides, Inc. Series D	9/30/19	$1,355,067
Blink Health, Inc. Series A1	12/30/20	$232,676
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$6,964,944
BTRS Holdings, Inc.	1/12/21	$1,320,610
ByteDance Ltd. Series E1	11/18/20	$9,288,165
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$1,058,455
Cazoo Holdings Ltd.	9/30/20	$671,514
Cazoo Holdings Ltd. Series A	9/30/20	$21,922
Cazoo Holdings Ltd. Series B	9/30/20	$383,811
Cazoo Holdings Ltd. Series C	9/30/20	$7,787
Cazoo Holdings Ltd. Series D	9/30/20	$1,371,134
Cerevel Therapeutics Holdings	10/27/20	$3,177,000
Cibus Corp. Series C	2/16/18 - 5/10/19	$3,339,484
Clover Health Investments Corp.	1/5/21	$2,026,000
Coinbase, Inc.	2/25/21 - 2/26/21	$3,887,627
Conformal Medical, Inc. Series C	7/24/20	$882,846
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Databricks, Inc. Series G	2/1/21	$3,146,861
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Dragonfly Therapeutics, Inc.	12/19/19	$3,336,950
Element Biosciences, Inc. Series B	12/13/19	$1,315,160
Enevate Corp. Series E	1/29/21	$903,092
Enevate Corp. 0% 1/29/23	1/29/21	$346,804
Epic Games, Inc.	7/13/20 - 7/30/20	$6,785,000
EQRx, Inc. Series B	11/19/20	$3,881,960
Fanatics, Inc. Series E	8/13/20	$2,208,313
Faraday Pharmaceuticals, Inc. Series B	12/30/19	$288,996
Freenome, Inc. Series C	8/14/20	$1,262,201
Gemini Therapeutics, Inc.	2/5/21	$1,320,410
Inscripta, Inc. Series D	11/13/20	$1,411,367
Instacart, Inc. Series H	11/13/20	$834,240
Instacart, Inc. Series I	2/26/21	$792,625
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
Kardium, Inc. Series D6	12/30/20	$1,154,861
Kardium, Inc. 0%	12/30/20	$1,612,660
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$3,367,295
National Resilience, Inc. Series B	12/1/20	$3,434,780
Neutron Holdings, Inc. Series 1D	1/25/19	$1,377,091
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$25,455
Nohla Therapeutics, Inc. Series B	5/1/18	$1,123,581
Nuvation Bio, Inc.	2/10/21	$4,231,840
Nuvia, Inc. Series B	9/18/20	$768,705
On Holding AG	2/6/20	$2,624,466
Oscar Health, Inc. Series A-8	1/20/16	$5,293,448
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$2,020,004
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$1,238,974
PrognomIQ, Inc. Series A5	8/20/20	$50,461
PrognomIQ, Inc. Series B	9/11/20	$454,100
QuantumScape Corp.	11/25/20	$1,738,980
Rad Power Bikes, Inc.	1/21/21	$1,202,019
Rad Power Bikes, Inc. Series A	1/21/21	$156,712
Rad Power Bikes, Inc. Series C	1/21/21	$616,636
Reddit, Inc. Series B	7/26/17	$538,544
Riskified Ltd.	12/20/19 - 4/15/20	$1,773,844
Riskified Ltd. Series D	11/18/20	$392,150
Riskified Ltd. Series E	10/28/19	$1,474,732
Riskified Ltd. warrants	10/28/19	$1
Rivian Automotive, Inc. Series E	7/10/20	$9,688,236
Rivian Automotive, Inc. Series F	1/19/21	$8,581,186
Royalty Pharma PLC	5/21/15	$300,409
Rush Street Interactive, Inc.	12/29/20	$1,025,550
Scorpion Therapeutics, Inc. Series B	1/8/21	$585,688
Seer, Inc. Class A	12/8/20	$1,433,227
Skillz, Inc.	12/16/20	$1,063,700
Sonder Holdings, Inc. Series D1	12/20/19	$2,785,793
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$4,523,454
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Sweetgreen, Inc. Series C	9/13/19	$22,760
Sweetgreen, Inc. Series D	9/13/19	$366,179
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Sweetgreen, Inc. Series I	9/13/19	$863,020
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,489,925
UiPath, Inc. Series A1	6/14/19	$2,059,156
UiPath, Inc. Series B1	6/14/19	$102,590
UiPath, Inc. Series B2	6/14/19	$510,864
Vera Therapeutics, Inc. Series C	10/29/20	$373,594
Waymo LLC Series A2	5/8/20	$921,441
Wheels Up Partners Holdings LLC Series B	9/18/15 - 8/2/19	$11,335,416
Xsight Labs Ltd. Series D	2/16/21	$1,338,418
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Therapeutics, Inc.	12/22/20	$449,190
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$621,764
Zomato Pvt Ltd. Series B	1/22/21	$24,690
Zomato Pvt Ltd. Series E	1/22/21	$17
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$169,015
Zomato Pvt Ltd. Series J7	12/9/20	$1,262,621
Zomato Pvt Ltd. Series K	2/10/21	$2,635,895

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,861
Fidelity Securities Lending Cash Central Fund	495,520
Total	$531,381

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.